ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2015	2016
	RMB	RMB
VAT and other tax payables	18,347	29,995
Accrued payroll and employee benefits	37,396	59,512
Others	24,092	28,360
Total	79,835	117,867

Others mainly represent current deferred income under American Depositary Receipt program, accrual for employee reimbursement, rental expenses and other miscellaneous expenses.